                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    CapitalWorks Investment Partners, LLC
Address: 401 West "A" Street
         San Diego, CA  92101

Form 13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Wylie
Title:   Partner
         CapitalWorks Investment Partners, LLC
Phone:   (619) 615-1000

Signature, Place, and Date of Signing:

    /s/ John D. Wylie    San Diego, California  January 26,2001
    __________________   _____________________  ________________
       [Signature]        [City, State]             [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     102

Form 13F Information Table Value Total:     $808,211
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2000
Holdings of US Listed equities held as at 31st December 1999

COLUMN 1               COLUMN2    COLUMN 3        COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                                                             SHARES
                       TITLE                                   OR     SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER         OF CLASS   CUSIP           VALUE      PRN AMT  PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------         --------   -----           -------    ------   --------   ----------    -----     ----------------------
AMERISOURCE
  HEALTH               Common    03071P102  $15,458,050.00   306,100  SH    X        Sole                  306,100

ABGENIX INC            Common    00339B107   $4,651,171.87    78,750  SH    X        Sole                   78,750

AURORA BIOSCIENCES
  CRP COM              Common    051920106   $2,590,450.00    82,400  SH    X        Sole                   82,400

ABBOTT LABORATORIES    Common    002824100   $7,134,843.75   147,300  SH    X        Sole                  147,300

ACCREDO HEALTH
  INC COM              Common    00437V104   $2,832,582.50    56,440  SH    X        Sole                   56,440

ACTUATE CORP           Common    00508b102   $6,376,275.00   333,400  SH    X        Sole                  333,400

AMERICAN EAGLE
  OUTFITTERS INC       Common    02553E106   $8,209,175.00   194,300  SH    X        Sole                  194,300
ARTHUR J GALLAGHER
  CO                   Common    363576109  $14,426,968.75   226,750  SH    X        Sole                  226,750
ALLIANCE PHARMA
  CORP COM             Common    018773101   $3,566,437.50   413,500  SH    X        Sole                  413,500
ANAREN MICROWAVE       Common    032744104   $2,788,281.25    41,500  SH    X        Sole                   41,500
ARQULE INC COM         Common    04269E107   $5,104,000.00   159,500  SH    X        Sole                  159,500
ACTIVISION INC         Common    004930202   $2,321,687.50   153,500  SH    X        Sole                  153,500
AMERICAN EXPRESS CO    Common    025816109   $7,889,025.00   143,600  SH    X        Sole                  143,600
ASPEN TECHNOLOGY       Common    045327103   $6,264,300.00   188,400  SH    X        Sole                  188,400
BARRETT RESOURCE CORP  Common    068480201  $12,072,656.25   212,500  SH    X        Sole                  212,500
BISYS GROUP INC COM    Common    055472104  $19,166,362.50   367,700  SH    X        Sole                  367,700
CONCORD EFS INC COM    Common    206197105  $10,101,231.25   229,900  SH    X        Sole                  229,900
CERNER CORP            Common    156782104   $5,078,250.00   109,800  SH    X        Sole                  109,800
CHARTER
  COMMUNICATIONS       Common    16117M107   $9,115,837.50   401,800  SH    X        Sole                  401,800
CELERITEK INC.         Common    150926103  $12,423,031.25   325,850  SH    X        Sole                  325,850
CAREMARK RX INC.       Common    141705103  $16,340,778.12 1,204,850  SH    X        Sole                1,204,850
CIRRUS LOGIC CORP COM  Common    172755100   $9,421,875.00   502,500  SH    X        Sole                  502,500
COORS ADOLPH CO CL B   Common    217016104   $8,472,968.75   105,500  SH    X        Sole                  105,500
CORIXA CORP COM        Common    21887F100   $9,877,506.25   354,350  SH    X        Sole                  354,350
DENDRITE INTL INC COM  Common    248239105   $7,047,006.25   314,950  SH    X        Sole                  314,950


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

DESCARTES SYSTEMS
  GROUP                Common    249906108   $7,198,800.00   299,950  SH    X        Sole                  299,950
DYCOM INDS INC COM     Common    267475101  $12,894,375.00   358,800  SH    X        Sole                  358,800
DYAX CORP              Common    26746E103   $1,368,661.72    64,550  SH    X        Sole                   64,550
E M C CORP MASS COM    Common    268648102   $7,753,900.00   116,600  SH    X        Sole                  116,600
EXPRESS SCRIPTS
  INC CL A             Common    302182100   $7,678,975.00    75,100  SH    X        Sole                   75,100
EXAR CORPORATION       Common    300645108   $2,122,429.69    68,500  SH    X        Sole                   68,500
FLEETBOSTON FINANCIAL
  CORP                 Common    339030108   $5,634,375.00   150,000  SH    X        Sole                  150,000
FIRST HEALTH
  GROUP CORP           Common    320960107  $13,486,828.12   289,650  SH    X        Sole                  289,650
FREEMARKETS INC        Common    356602102   $8,982,250.00   472,750  SH    X        Sole                  472,750
FINNISAR CORP          Common    31787A101  $11,434,700.00   394,300  SH    X        Sole                  394,300
GLOBAL MARINE          Common    379352404   $4,023,575.00   141,800  SH    X        Sole                  141,800
HANOVER COMPRESSOR
  COMPANY              Common    410768105  $10,536,803.12   236,450  SH    X        Sole                  236,450
HCC INSURANCE
  HOLDINGS INC.        Common    404132102   $7,376,834.37   273,850  SH    X        Sole                  273,850
HEALTH NET INC.        Common    42222G108  $12,156,237.50   464,200  SH    X        Sole                  464,200
HONEYWELL
  INTERNATIONAL        Common    438516106   $9,462,500.00   200,000  SH    X        Sole                  200,000
STARWOOD HOTELS&RESORT
  PAIRED CT            Common    85590A203   $7,697,190.00   218,360  SH    X        Sole                  218,360
HOT TOPIC INC          Common    441339108   $8,868,031.25   539,500  SH    X        Sole                  539,500
HEALTHSOUTH CORP       Common    421924101   $8,169,300.00   500,800  SH    X        Sole                  500,800
IMMUNEX CORP NEW COM   Common    452528102   $6,658,437.50   163,900  SH    X        Sole                  163,900
IMPATH INC             Common    45255G101  $12,768,000.00   192,000  SH    X        Sole                  192,000
INTERTRUST TECH
  CORP COM             Common    46113Q109   $1,154,925.00   342,200  SH    X        Sole                  342,200
INTERWOVEN             Common    46114T102  $11,713,796.87   177,650  SH    X        Sole                  177,650
JOHNSON & JOHNSON      Common    478160104   $9,455,625.00    90,000  SH    X        Sole                   90,000
KINDER MORGAN INC      Common    49455P101  $16,047,656.25   307,500  SH    X        Sole                  307,500
VA LINUX SYSTEMS       Common    91819B105   $2,650,781.25   326,250  SH    X        Sole                  326,250
LOGITECH
  INTERNATIONAL        Common    541419107   $8,793,050.00   362,600  SH    X        Sole                  362,600
LARGE SCALE
  BIOLOGY CORP         Common    517053104   $1,294,850.00   136,300  SH    X        Sole                  136,300
SOUTHWEST AIRLINES     Common    844741108   $7,131,831.00   212,700  SH    X        Sole                  212,700
MANUGISTICS            Common    565011103   $3,146,400.00    55,200  SH    X        Sole                   55,200
MEDIMMUNE INC COM      Common    584699102   $5,779,725.00   121,200  SH    X        Sole                  121,200
MEDAREX INC COM        Common    583916101  $11,442,600.00   280,800  SH    X        Sole                  280,800
MATRIXONE              Common    57685P304   $7,012,190.62   385,550  SH    X        Sole                  385,550
MARINE DRILLING
  COS COM              Common    568240204   $9,044,175.00   338,100  SH    X        Sole                  338,100
MEDICIS PHARMACEUTICAL
  CL A                 Common    584690309   $4,289,518.75    72,550  SH    X        Sole                   72,550
MAVERICK TUBE
  CORP COM             Common    577914104  $14,229,993.75   628,950  SH    X        Sole                  628,950
NETEGRITY INC COM      Common    64110P107  $16,595,250.00   305,200  SH    X        Sole                  305,200
NISOURCE               Common    65473P105   $8,197,950.00   266,600  SH    X        Sole                  266,600


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

NATIONAL-OILWELL
  INC COM              Common    637071101  $16,747,818.75   432,900  SH    X        Sole                  432,900
NUANCE COMMUNICATION   Common    669967101   $8,443,875.00   195,800  SH    X        Sole                  195,800
NEW FOCUS              Common    644383101  $11,429,275.00   328,900  SH    X        Sole                  328,900
NOVELLUS SYS INC COM   Common    670008101   $8,085,937.50   225,000  SH    X        Sole                  225,000
OAK TECHNOLOGY INC     Common    671802106   $2,095,425.00   241,200  SH    X        Sole                  241,200
OAKLEY INC             Common    673662102   $8,552,250.00   633,500  SH    X        Sole                  633,500
OLD REPUBLIC INTL
  CORP                 Common    680223104   $8,419,200.00   263,100  SH    X        Sole                  263,100
OSI PHARMACEUTICALS    Common    671040103  $10,384,200.00   129,600  SH    X        Sole                  129,600
PIER 1 IMPORTS         Common    720279108  $12,669,937.50 1,228,600  SH    X        Sole                1,228,600
PARAMETRIC TECH        Common    699173100   $5,911,156.25   439,900  SH    X        Sole                  439,900
POZEN INC              Common    73941U102   $9,121,350.00   499,800  SH    X        Sole                  499,800
PAIN THERAPUTICS       Common    69562K100     $830,768.75    55,850  SH    X        Sole                   55,850
PIVOTAL CORP           Common    72581R106  $11,063,156.25   298,500  SH    X        Sole                  298,500
QUEST SOFTWARE         Common    74834T103   $7,366,406.25   262,500  SH    X        Sole                  262,500
REMEC INC COM          Common    759543101   $4,001,112.50   415,700  SH    X        Sole                  415,700
ROSETTA INPHARMETICS   Common    777777103   $3,389,600.00   211,850  SH    X        Sole                  211,850
SAGE INC.              Common    786632109  $10,038,850.00   680,600  SH    X        Sole                  680,600
SANGSTAT MEDICAL       Common    801003104   $3,853,437.50   324,500  SH    X        Sole                  324,500
SONICBLUE              Common    83546Q109   $3,490,987.50   846,300  SH    X        Sole                  846,300
SDL INC COM            Common    784076101   $6,416,518.75    43,300  SH    X        Sole                   43,300
SMITH INTERNATIONAL
  INC.                 Common    832110100   $9,320,312.50   125,000  SH    X        Sole                  125,000
SENSORMATIC ELECTRS
  CP COM               Common    817265101   $7,162,312.50   357,000  SH    X        Sole                  357,000
STRATOS LIGHTWAVE      Common    863100103   $7,633,762.50   447,400  SH    X        Sole                  447,400
STATE STR CORP COM     Common    857477103   $4,260,403.00    34,300  SH    X        Sole                   34,300
DMC STRATEX NETWORKS   Common    23322L106   $3,859,350.00   257,290  SH    X        Sole                  257,290
CONSTELLATION
  BRANDS INC.          Common    21036P108  $11,579,625.00   197,100  SH    X        Sole                  197,100
SUN MICROSYSTEMS
  INC COM              Common    866810104   $7,247,500.00   260,000  SH    X        Sole                  260,000
SUIZA FOODS CORP       Common    865077101   $5,464,800.00   113,850  SH    X        Sole                  113,850
TENET HEALTHCARE
  CORP COM             Common    88033G100  $10,620,562.50   239,000  SH    X        Sole                  239,000
THQ INC                Common    872443403   $2,437,500.00   100,000  SH    X        Sole                  100,000
BROWN TOM INC          Common    115660201  $15,932,868.75   484,650  SH    X        Sole                  484,650
TOSCO CORP             Common    891490302   $6,787,500.00   200,000  SH    X        Sole                  200,000
TAKE TWO INTERACTIVE   Common    874054109   $1,957,300.00   170,200  SH    X        Sole                  170,200
ULTRAMAR DIAMOND
  SHAMROCK CORP        Common    904000106   $7,227,837.50   234,100  SH    X        Sole                  234,100
VALERO ENERGY
  CORP NEW COM         Common    91913Y100   $4,548,031.25   122,300  SH    X        Sole                  122,300
VARCO INTL INC
  DEL COM              Common    922122106  $13,297,950.00   611,400  SH    X        Sole                  611,400
WASTE CONNECTIONS
  INC COM              Common    941053100   $7,301,853.12   220,850  SH    X        Sole                  220,850
XILINX INC COM         Common    983919101   $6,918,750.00   150,000  SH    X        Sole                  150,000
VENATOR GROUP          Common    922944103   $3,031,800.00   195,600  SH    X        Sole                  195,600



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OPTIMAL ROBOTICS
  CORP CL A NEW        Common    68388R208   $6,326,531.25   188,500  SH    X        Sole                  188,500


















































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02466001.AB3